Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

(a) Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore is the primary beneficiary of the entity.

All significant intercompany transactions and balances between the Company, its subsidiaries, the VIE and subsidiaries of the VIE have been eliminated upon consolidation.

A non‑controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Group. When the non‑controlling interest is contingently redeemable upon the occurrence of a conditional event which is not solely within the control of the Group, the non‑controlling interest is classified as mezzanine equity.

Consolidated net income/(loss) on the consolidated statements of comprehensive income/(loss) includes the net income/(loss) attributable to the non-controlling interests when applicable. For the years ended December 31, 2018, 2019 and 2020, the net income/(loss) attributable to the non-controlling interests were nil, a loss of RMB 0.16 million and an income of RMB 0.89 million, respectively. Cash flows related to transactions with non‑controlling interests holders are presented under financing activities in the consolidated statements of cash flows when applicable.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of assessment for the impairment of long‑lived assets, allowance for doubtful accounts, valuation allowance of deferred tax assets and valuation and recognition of share‑based compensation expenses. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

(d) Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company is United States dollar (“US$”). The functional currency of the Group’s PRC entities, the VIE and the VIE’s PRC subsidiaries is RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing on the transactions date. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet dates. Exchange gains and losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive income/(loss).

The financial statements of the Group’s non PRC entities are translated from their respective functional currencies into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are reported in other comprehensive income/(loss) in the consolidated statements of comprehensive income/(loss), and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive loss in the consolidated statements of changes in shareholders’ (deficit)/equity. Total foreign currency translation adjustments included in the Group’s other comprehensive income/(loss) were an income of RMB 0.23 million , a net loss of RMB 3.29  million and a net loss of RMB 4.84 million for the years ended December 31, 2018, 2019 and 2020, respectively.

(e) Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive income/(loss) and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.5250, representing the noon buying rate in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

(f) Fair value measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

a.	Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.
b.	Level 2—Observable, market‑based inputs, other than quoted prices, in active markets for identical assets or liabilities.
c.	Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities become unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 during the years ended December 31, 2018, 2019 and 2020.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short‑term investments, accounts receivable, receivables due from related parties, other receivables, accounts payable, accrued liabilities and other payables and amounts due to related parties.

As of December 31, 2019 and 2020, the fair values of cash and cash equivalents, restricted cash, accounts receivable, receivables due from related parties, other receivables, accounts payable, accrued liabilities and other payables and amounts due to related parties approximated their carrying values reported in the consolidated balance sheets due to the short term maturities of these instruments.

On a recurring basis, the Group measures its short‑term investments at fair value. For the details of the short‑term investments, please refer to Note 2 (i).

On a nonrecurring basis, the Group measures the equity method investments at fair value only when the impairment charges were recognized. The fair values of the privately held investments were determined based on the discounted cash flow model using weighted average cost of capital(“WACC”) or based on the similar transaction price in the market directly. There was no impairment loss recognized for the year ended December 31, 2020.

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

As of December 31, 2019

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	86,362	—	86,362

As of December 31, 2020

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	148,344	—	148,344

Wealth management products with Level 2 inputs are valued using quoted subscription or redemption prices published by the banks or using discounted cash flow method at a quoted rate of return provided by banks at the end of each year.

(g) Cash and cash equivalents

Cash and cash equivalents represent cash in banks and highly liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less.

(h) Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets, and is included in the total cash, cash equivalents, and restricted cash in the Consolidated Statements of Cash Flows. The Group's restricted cash mainly represents cash at bank with restricted use.

(i) Short‑term investments

Short‑term investments include investments in wealth management products issued by China Merchants Bank, which are redeemable by the Company at a periodic term or any working day within one year. The wealth management products are unsecured with variable interest rates and primarily invested in financial instruments with high credit rating and good liquidity in the interbank and exchange markets, including but not limited to debt securities issued by the PRC government, central bank bills, interbank and exchange‑traded bond, and assets backed securities. The Company measures the short‑term investments at fair value using the quoted subscription or redemption prices published by the bank or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates of the wealth management products of the bank.

(j) Accounts receivable, net

Accounts receivable are stated at the historical carrying amount net of write‑offs and the allowance for doubtful accounts. The Group reviews the accounts receivable on a periodic basis and provides allowances when there is doubt as to the collectability of individual balance. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit‑worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted.

(k) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight‑line method over the estimated useful lives of the assets as follows:

Estimated useful life
Electronic equipment and computers	3 to 5 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment is capitalized as addition to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income/(loss).

(l) Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIE. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Under ASC 350-20-35, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly, which consists of a two-step quantitative impairment test. The first step is comparing the carrying amount of the reporting unit to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the two-step quantitative goodwill impairment test to measure the amount of impairment loss by comparing the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Group’s business, estimation of the useful life over which cash flows will occur, and determination of the Group’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect  the determination of fair value and goodwill impairment for the reporting unit.

On December 31, 2020, the Group has performed goodwill impairment test on the lowest level within the entity at which goodwill is monitored for internal management purposes, and approximately RMB 1.4 million of impairment loss was recognized for the year ended December 31,2020.

(m) Impairment of long‑lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value based on a discounted cash flow approach or, when available and appropriate, over comparable market values.

(n) Equity method investments

Investments in entities in which the Group can exercise significant influence but does not control or own a majority equity interest are accounted for using the equity method of accounting in accordance with ASC Topic 323 Investments‑Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investments for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). The Group’s share of the income or losses of an investee are based on the shares of common stock and in‑substance common stock held by the Group. The Group records its share of the results of equity investments in 36Kr Global Holding (HK) Limited ("36Kr Global Holding") on a one quarter in arrears basis.

The Group continually reviews its investment in equity investees under equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. No impairment loss of equity method investments was recognized for the year ended December 31, 2020.

(o) Revenue recognition

The Group early adopted ASC Topic 606, “Revenue from Contracts with Customers” (ASC 606) for all years presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps:

•	identification of the contract, or contracts, with a customer;
•	identification of the performance obligations in the contract;
•	determination of the transaction price, including the constraint on variable consideration;
•	allocation of the transaction price to the performance obligations in the contract; and
•	recognition of revenue when (or as) the Group satisfy a performance obligation.

The following is a description of the accounting policy for the principal revenue streams of the Group.

I. Online advertising services

Online advertising revenue is derived principally from advertising contracts with customers, which allow advertisers to place advertisements on agreed areas of the Company’s PC website, mobile application and official accounts in other social networks, mainly in Weibo, Weixin/WeChat, and Toutiao (collectively referred to as “36Kr Platforms”) in different formats and over a particular period of time. The Group displays advertisement provided by customers in a variety of forms such as full screen display, banners, and pop‑ups. The Group also helps produce advertisements based on the customers’ requests, and post the advertisements on the 36Kr Platforms to help promote customers’ products and enhance their brand awareness. The Group has developed capabilities in generating and distributing its own and third‑party high‑quality content on 36Kr Platforms, there is no third party content for fulfilling a promise to the customers for the years ended December 31, 2018, 2019 and 2020.

The Group generates its online advertising service revenue primarily (i) at a fixed fee per each day’s advertisement display, which is known as the Cost Per Day (“CPD”) model, and (ii) at a fixed fee per each advertisement posted on the 36Kr Platforms, which the Group refers as the cost‑per‑advertisement basis. The Group recognizes revenue for the amount of fees it receives from its advertisers, after deducting discounts and net of value‑added tax (“VAT”) under ASC 606.

The Group’s online advertising contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis.

Under the CPD model, a contract is signed to establish a fixed price for the advertising services to be provided over a period of time. Given the advertisers benefit from the advertising evenly, the Group recognizes revenue on a straight‑line basis over the period of display, provided all revenue recognition criteria have been met. Under the cost‑per‑advertisement model, as all the economic benefit enjoyed by the customer can be substantially realized at the time the advertisements are posted initially, the Group recognizes revenue at a point in time when it posts the advertisements initially.

II. Enterprise value‑added services

The principal enterprise value‑added services that the Group provides to customers are set out as follows:

(i) Integrated marketing

The Group helps its customers develop tailored and diverse marketing strategies to improve their marketing efficiency. Integrated marketing services include providing marketing plan, marketing event organization and execution, and public relations, etc.

In addition to the marketing services above, the Group provides interactive marketing services through interactive marketing dispensers equipped with large display screen, sensors and speakers. The Group usually uses the machines to provide promotion services to the customer’s new products. Revenue is recognized when these services are rendered and determined based on the number of items dispensed or at a fixed contract price in a period of time. For the years ended December 31, 2018, 2019 and 2020, the revenue derived from such service was not significant.

(ii) Offline events

The Group organizes diverse events, such as summits, forums, industry conferences and fan festivals in a bid to create brand‑building opportunities and to facilitate business cooperation and investment opportunities. The services provided by the Group to the customer who then becomes a sponsor of such events including for the sponsor to participate as a speaker, to launch new products of the sponsor, to place advertisements at offline events and the 36Kr Platforms during the course of events. Due to the COVID-19 constrain, the Group conducted several events through livestreaming in the early 2020.

(iii) Consulting

The Group provides customized market research and industry reports to established companies. In addition, the Group also helps the customers to organize and execute business events.

In certain circumstances, the Group engages third party suppliers to perform part of the aforementioned services in fulfilling its contract obligation. In these cases, the Group controls and takes responsibilities for such services before the services are transferred to the customer. The Group has the right to direct the suppliers to perform the service and control the goods or assets transferred to its customers. In addition, the Group combines and integrates the separate services provided by the suppliers into the specified marketing or business consulting solutions to its customers. Thus, the Group considers it should recognize revenue as a principal in the gross amount of consideration to which it is entitled in exchange for the specified services transferred.

Although a bundle of services are provided to the customers in each of the three services mentioned above, the Group’s overall commitment in such contract arrangement is to transfer a combined item at a fixed fee, which is an integrated marketing or business consulting solution, to which the individual services are inputs. The integrated services are customized for the customers, and they are interdependent and interrelated. Therefore, the Group combines such bundle of services in the contracts into a single performance obligation. Most of the offline events are completed within several days, and most of the contracts of integrated marketing solution and business consulting are completed within one year. The revenues are recognized ratably over the duration of such events and activities.

III. Subscription services

(i) Institutional investor and enterprise subscription services

The Group offers institutional investor subscription services, a service package to institutional investors and to New Economy companies, which consists of creating their yellow pages on the 36Kr Platform, publishing articles about the customers on the 36Kr Platform, priority access to 36Kr’s offline activities, etc. For enterprise subscribers the Group also offers online courses and one-on-one consulting. The Group offers such subscription benefits for a fixed period subscription fee.

Both the institutional investor and enterprise subscription services involve multiple performance obligations. The Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices of each distinct performance obligation based on the prices charged to customers when sold on a standalone basis. Where standalone selling price is not directly observable, the best estimate of the standalone selling price is taken into consideration of the pricing of advertisings or enterprise value‑added services of the Group with similar characteristics and advertisements or services with similar formats and quoted prices from competitors and other market conditions. For most of such contracts, performance obligations are completed within one year. The revenue has been recognized over the period when such services are delivered or when the services are rendered based on the transaction price allocated to each performance obligation.

(ii) Individual subscription services

The Group provides paid columns, online courses and offline trainings services to its individual subscribers. The revenue of paid columns and online courses generated from the individual subscription services for the years ended December 31, 2018, 2019 and 2020 were not significant.

The revenue of paid columns and online courses are derived from providing fee‑based online content to individuals on the 36Kr Platform. The revenues generated from paid columns and online courses are recognized evenly over the economic period that individual subscribers can benefit, which is usually less than one year.

The Group also provides offline training services. The Group is responsible for organizing and delivering the training to the individual subscribers and has primary responsibility and broad discretion to establish price. Therefore, the Group is considered the primary obligor in these transactions and recognize the revenues at a gross basis.

In the following table, the total revenue is disaggregated by the major service lines mentioned above.

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Online advertising services	173,783	283,426	172,811
Enterprise value‑added services
Integrated marketing	40,017	250,344	133,599
Offline events	53,711	53,861	26,992
Consulting	6,510	15,264	32,622
Revenue for Enterprise value‑added services	100,238	319,469	193,213
Subscription services
Institutional investor subscription services	14,368	20,039	16,036
Enterprise subscription services	—	2,077	361
Individual subscription services	10,704	30,595	4,343
Revenue for Subscription services	25,072	52,711	20,740
Total revenue	299,093	655,606	386,764

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. The Group records contract assets when the Group has a right to consideration in exchange for goods or services that it has transferred to a customer and when that right is conditioned on something other than the passage of time (for example, the entity’s future performance). Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment. As of December 31, 2019 and 2020, there were no contract assets recorded in the Group’s consolidated balance sheets.

If a customer pays consideration, or the Group has a right to an amount of consideration that is unconditional (that is, a receivable), before the Group transfers a good or service to the customer, the Group shall present the contract as a contract liability when the payment is made or the payment is due (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which it has received consideration (or an amount of consideration is due) from the customer. Receipts in advance and deferred revenue relate to unsatisfied performance obligations at the end of the period and primarily consist of fees received from advertisers. Due to the generally short‑term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Contract liability is presented as deferred revenue in the consolidated balance sheets. Revenue recognized for the years ended December 31, 2018, 2019 and 2020 that was included in the contract liabilities balance at the beginning of the period was RMB 3.55 million, RMB 4.23 million and RMB 8.16 million, respectively.

Practical expedients and exemptions

The Group generally expenses sales commissions when incurred because the amortization periods are generally one year or less. These costs are recorded within sales and marketing expenses.

(p) Cost of revenues

The Group’s cost of revenues consists primarily of (i) personnel-related expenses in relation to the content production and share-based compensation expenses; (ii) advertising content producing costs, such as video production costs; (iii) execution fee of enterprise value-added services mainly including advertising resources procurement cost, site fee and cost of offline event; (iv) impairment of long-lived assets; (v) equipment location rental fee and operating expense.

(q) Sales and marketing expenses

Sales and marketing expenses consist primarily of personnel‑related expenses including sales commissions related to the sales and marketing personnel and share-based compensation expenses; marketing and promotional expenses including promotion activity outsourcing costs; rental expenses and depreciation expenses.

Advertising costs are expensed as incurred, and are included in sales and marketing expenses. For the years ended December 31, 2018, 2019 and 2020, total advertising expenses were RMB 3.76 million, RMB 0.70 million and RMB 6.34 million, respectively.

(r) General and administrative expenses

General and administrative expenses consist primarily of payroll and related expenses for employees involved in general corporate functions, including finance, legal and human resources; share-based compensation expenses, provision of allowance for doubtful accounts, costs associated with use by these functions of facilities and equipment, such as depreciation, rental and other general corporate related expenses.

(s) Research and development expenses

Research and development expenses consist primarily of (i) personnel-related expenses associated with the development of, enhancement to, and maintenance of the Group’s PC websites, mobile applications and mobile websites; (ii)  technology expenses related to technology procurement device maintenance and testing; and (iii) rental expense and depreciation of servers.

For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation‑operation stage of development, and costs associated with repair or maintenance of the existing platform. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Company’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.

(t) Operating lease and adoption of ASU 2016-02

On February 25, 2016, the FASB issued ASU 2016-02 Leases (Topic 842), which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group applied ASU 2016-02 beginning from January 1, 2020 and elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used the modified retrospective method and did not recast the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

As a result of the adoption, the Group recorded an operating lease right-of-use assets and operating lease liabilities of approximately RMB 41.9 million and RMB 42.1 million, respectively,on January 1, 2020, primarily related to the leased office space. The adoption had no material impact on the Group’s consolidated statements of comprehensive income/(loss) for the year ended December 31, 2020 or the opening balance of accumulated deficit as of January 1, 2020.

(u) Share‑based compensation

All share-based awards granted to employees, including restricted share units and share options, are measured at fair value on grant date. Share-based compensation expense is recognized using the straight-line vesting method for awards that contain only service conditions. For the share options granted with performance conditions, the share-based compensation expenses are recorded using graded vesting method when the performance condition is considered probable. The Group early adopted ASU 2016-09 from the earliest period presented to recognize the effect of forfeiture in compensation cost when they occur.

The Group uses the binomial option pricing model to estimate fair value of the share options. The determination of estimated fair value of share-based awards on the grant date using an option pricing model is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected volatility of underlying ordinary shares over the expected term of the awards, actual and projected share option exercise behaviors, a risk-free interest rate and any expected dividends. The underlying ordinary shares which do not have quoted market prices before the Company’s initial public offering, were valued based on the income approach with a discount for lack of marketability. Determination of estimated fair value of the underlying ordinary shares requires complex and subjective judgments due to their limited financial and operating history, and unique business risks.

Cancellation of an award accompanied by the grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. If the awards are expected to vest under the original vesting condition, the compensation cost would be recognized regardless of whether the employee satisfies the modified condition. Such compensation costs cannot be less than the grant‑date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share‑based compensation over the vesting periods of the new awards, which comprises (i) the amortization of the incremental portion of share‑based compensation over the remaining vesting term and (ii) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

(v) Employee benefits

The Group’s consolidated subsidiaries, the VIE and the VIE’s subsidiaries in the PRC (the “PRC Entities”) participate in a government‑mandated multi‑employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the PRC Entities to pay the local labor and social welfare authorities’ monthly contributions at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the PRC Entities have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. Employee social security and welfare benefits included as cost and expenses in the consolidated statements of comprehensive income/(loss) were approximately RMB 21.79 million, RMB 32.90 million and RMB 21.18 million for the years ended December 31, 2018, 2019 and 2020, respectively.

(w) Taxation

Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax basis of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more‑likely‑than‑not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two‑step approach for the tax position measurement and financial statement recognition. Under the two‑step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive income/(loss). The Group did not have any unrecognized uncertain tax positions as of and for the years ended December 31, 2018, 2019 and 2020.

(x) Government grant

Government grant primarily represents subsidies for operating a business and initial public offering expenditures. These grants are not subject to any specific requirements and are recorded when received. For the years ended December 31, 2018, 2019 and 2020, government grants amounted to approximately RMB 3.3 million, RMB 0.5 million, and RMB 10.1 million, respectively.

(y) Other income — Others, net

Others, net mainly represent interest income, interest expense, and foreign currency exchange gains or losses.

(z) Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive income/(loss), as presented on the Group’s consolidated balance sheets, includes the foreign currency translation.

(aa) Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholders, or a related corporation.

(ab) Segment reporting

The Group’s chief operating decision maker (“CODM”) has been identified as its Chief Executive Officer, who reviews the consolidated results when making decision about allocating resources and assessing performance of the Group as a whole. Hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long‑lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Group’s business operations, which include, but are not limited to, customer base, homogeneity of services and technology. The Group’s reporting segment is based on its organizational structure and information reviewed by the Group’s CODM to evaluate the reporting segment result.

(ac) Statutory reserves

The Group’s consolidated subsidiaries, the VIE and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non‑distributable reserve funds.

In accordance with the law applicable to the Foreign Investment Enterprises established in the PRC, the Company’s subsidiaries registered as wholly‑owned foreign enterprise have to make appropriations from their annual after‑tax profit (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after‑tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Law, the Group’s VIE registered as Chinese domestic company must make appropriations from its annual after‑tax profits as determined under the PRC GAAP to non‑distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after‑tax profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payment of special bonus to employee and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loan or advances, nor can they be distributed except under liquidation.

Profit appropriation to above reserve funds was made for the Group’s entities established in the PRC was RMB 3.64 million, RMB 1.08 million and RMB 0.66 million for the years ended December 31, 2018, 2019 and 2020, respectively.

(ad) Net loss per share

Net loss per share is computed in accordance with ASC 260, “Earnings per Share”. The two‑class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two‑class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s convertible redeemable preferred shares may be considered as participating securities because they are entitled to receive dividends or distributions on an as if converted basis if the Group has net income available for distribution under certain circumstances. Net losses are not allocated to other participating securities as they are not obligated to share the losses based on their contractual terms.

Diluted loss per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the period. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti‑dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if‑converted method, and ordinary shares issuable upon the vesting of the restricted share units or the exercise of share options, using the treasury stock method.